Business and Geographic Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business and Geographic Segment Information
Note 12	Business and Geographic Segment Information

We operate in a single industry segment in which we provide satellite services to our communications customers around the world. Revenue by region is based on the locations of customers to which services are billed. Our satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Of our remaining assets, substantially all are located in the United States.

We earn revenue primarily by providing services over satellite transponder capacity to our customers. Our customers generally obtain satellite capacity from us by placing an order pursuant to one of several master customer service agreements. Our customer agreements also cover services that we procure from third parties and resell, which we refer to as off-network services. These services can include transponder services and other satellite-based transmission services in frequencies not available on our network. Under the category off-network and other revenues, we also include revenues from consulting and other services.

The geographic distribution of our revenue based upon billing region of the customer was as follows:

	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2012
North America	47%	47%
Europe	16%	16%
Africa and Middle East	17%	16%
Latin America and Caribbean	14%	15%
Asia Pacific	6%	6%

Approximately 4% of our revenue was derived from our largest customer during each of the nine months ended September 30, 2011 and 2012. Our ten largest customers accounted for approximately 27% and 26% of our revenue for the nine months ended September 30, 2011 and 2012, respectively.

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Nine Months Ended September 30, 2011		Nine Months Ended September 30, 2012
On-Network Revenues
Transponder services	$1,422,163	74%	$1,447,797	75%
Managed services	212,432	11%	202,928	11%
Channel	80,377	4%	70,025	4%

Total on-network revenues	1,714,972	89%	1,720,750	89%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	178,942	9%	180,665	9%
Satellite-related services	41,601	2%	36,368	2%

Total off-network and other revenues	220,543	11%	217,033	11%

Total	$1,935,515	100%	$1,937,783	100%

Note 15	Business and Geographic Segment Information

We operate in a single industry segment, in which we provide satellite services to our communications customers around the world. Revenue by region is based on the locations of customers to which services are billed. Our satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Of our remaining assets, substantially all are located in the United States.

The geographic distribution of our revenue was as follows:

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
North America	46%	46%	47%
Europe	17%	16%	16%
Africa and Middle East	17%	18%	17%
Latin America and Caribbean	12%	13%	14%
Asia Pacific	8%	7%	6%

Approximately 4% of our revenue was derived from our largest customer during each of the years ended December 31, 2009, 2010 and 2011. The ten largest customers accounted for approximately 24%, 27% and 27% of our revenue for the years ended December 31, 2009, 2010 and 2011, respectively.

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Year Ended December 31, 2009		Year Ended December 31, 2010		Year Ended December 31, 2011
On-Network Revenues
Transponder services	$1,795,477	71%	$1,839,047	72%	$1,907,768	74%
Managed services	338,607	14%	321,863	13%	294,078	11%
Channel	133,660	5%	119,924	5%	104,981	4%

Total on-network revenues	2,267,744	90%	2,280,834	90%	2,306,827	89%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	160,660	6%	221,663	9%	225,328	9%
Satelitte-related services	84,635	4%	42,155	1%	56,271	2%

Total off-network and other revenues	245,295	10%	263,818	10%	281,599	11%

Total	$2,513,039	100%	$2,544,652	100%	$2,588,426	100%